Document and Entity Information	Nov. 18, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	HONEYWELL INTERNATIONAL INC
Amendment Flag	true
Entity Central Index Key	0000773840
Document Type	8-K/A
Document Period End Date	Nov. 18, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	855 South Mint Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	(704)
Local Phone Number	627-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On November 18, 2022, Honeywell International Inc. (“Honeywell”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission disclosing, among other things, that Honeywell had entered into a definitive agreement (the “Buyout Agreement”) with the North American Refractories Asbestos Personal Injury Settlement Trust (the “Trust”), providing for the elimination of Honeywell’s funding obligations to the Trust. In the Original Form 8-K, Honeywell stated that it intended to file a copy of the Buyout Agreement as an exhibit to an amendment to the Original Form 8-K. Honeywell is now filing this Amendment No. 1 to the Original Form 8-K (“Amendment No. 1”) solely to file the Buyout Agreement as an exhibit. This Amendment No. 1 does not change any previously reported information or any disclosure contained in the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1 per share
Trading Symbol	HON
Security Exchange Name	NASDAQ
Euro Notes 130 Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Senior Notes due 2023
Trading Symbol	HON 23A
Security Exchange Name	NASDAQ
M 0.000 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2024
Trading Symbol	HON 24A
Security Exchange Name	NASDAQ
Euro Notes 225 Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
Security Exchange Name	NASDAQ
M 0.750 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2032
Trading Symbol	HON 32
Security Exchange Name	NASDAQ